DEPOSITS (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 office	Dec. 31, 2013
Banking and Thrift [Abstract]
Number of domestic offices	18
Deposit accounts overdraft	$ 152	$ 369